Leases Liability (Details)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Weighted average discount rate- finance leases	3.54%	3.52%	3.48%
Weighted average discount rate- operating leases	3.43%	3.42%	3.47%